Consolidated Statements Of Comprehensive Income For The Years Ended (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss)	€ 3,490	€ 511	€ 305
Profit (loss), attributable to owners of parent	3,239	341	188
Profit (loss), attributable to non-controlling interests	251	170	117
Other Comprehensive Income and Expenses recognised directly in equity, net of tax	268	(119)	456
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of fully-consolidated companies	189	(98)	333
Other comprehensive income, before tax, cash flow hedges of fully-consolidated companies	104	20	193
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans of fully-consolidated companies	0	0	0
Gains losses on exchange differences on translation before tax of fully consolidated companies	82	(92)	160
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of fully-consolidated companies	3	(26)	(20)
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of companies held for sale	(1)	(5)	(8)
Other comprehensive income, before tax, cash flow hedges of companies held for sale	0	(6)	0
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans of companies held for sale	0	0	0
Gains losses on exchange differences on translation before tax of held for sale	(1)	0	(8)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of companies held for sale	0	1	0
Other Comprehensive Income and Expenses recognised directly in equity, net of tax of equity-accounted companies	80	(16)	131
Other comprehensive income, before tax, cash flow hedges of equity-accounted companies	27	12	236
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans of equity-accounted companies	0	0	0
Gains losses on exchange differences on translation before tax of equity accounted companies	58	(33)	(29)
Aggregated income tax relating to components of other comprehensive income and expenses directly recognises in equity of equity-accounted companies	(5)	5	(76)
Total other comprehensive income reclassified to profit or loss, net of tax	(15)	8	131
Other comprehensive income reclassified to profit or loss, net of tax of fully-consolidated companies	7	(3)	(47)
Other comprehensive income reclassified to profit or loss, before tax of fully-consolidated companies	9	(4)	(62)
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of fully-consolidated companies	(2)	1	15
Other comprehensive income reclassified to profit or loss, net of tax of held for sale companies	(24)	11	178
Other comprehensive income reclassified to profit or loss, before tax of held for sale companies	(65)	13	179
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of held for sale companies	41	(2)	(1)
Other comprehensive income reclassified to profit or loss, net of tax of equity-accounted companies	2	0	0
Other comprehensive income reclassified to profit or loss, before of tax of equity-accounted companies	1	0	0
Income tax relating to other comprehensive income and expenses reclassified to profit or lose of equity-accounted companies	1	0	0
Comprehensive income	3,743	400	892
Comprehensive income attributable to [abstract]
Comprehensive income, attributable to owners of parent	3,382	269	710
Comprehensive income, attributable to non-controlling interests	€ 361	€ 131	€ 182